Convertible Promissory Notes - Summary of Convertible Promissory Notes (Details) - USD ($)	Jul. 31, 2017	Jan. 31, 2017	Jan. 31, 2016
Debt Instrument [Line Items]
Convertible note payable	$ 237,097	$ 33,467	$ 167,702
Less debt discount	(9,396)	(2,646)	(8,470)
Less current portion of convertible notes	(227,701)	(30,821)	(108,670)
Long-term convertible notes payable			50,562
Convertible Debt One [Member]
Debt Instrument [Line Items]
Convertible note payable		33,467	62,160
Convertible Debt Two [Member]
Debt Instrument [Line Items]
Convertible note payable	81,506		55,000
Convertible Debt Three [Member]
Debt Instrument [Line Items]
Convertible note payable	51,824		50,542
Convertible Debt Four [Member]
Debt Instrument [Line Items]
Convertible note payable	53,701
Convertible Debt Five [Member]
Debt Instrument [Line Items]
Convertible note payable	$ 50,066